Convertible Promissory Notes	12 Months Ended
Dec. 31, 2021
Convertible Promissory Notes
Convertible Promissory Notes

(9)   Convertible Promissory Notes

From May 2018 through May 2020, the Company issued 14 convertible promissory notes (“Notes”) having an aggregate principal amount of $2,240,000 with an interest rate of 6% per annum. These Notes and accrued interest thereon converted into 1,068,135 shares of the Company’s common stock in connection with the Company’s IPO. As of the IPO and at December 31, 2020, total accrued interest on the Notes was $247,285 and $191,687, respectively.

Convertible promissory notes at the time of the IPO comprised the following:

		Principal	Accrued Interest at	Accrued Interest at
Note Identifier	Issue Date	Amount	July 13, 2021	December 31, 2020
Note One	May 2, 2018	$500,000	$92,548	$80,137
Note Two	June 26, 2018	$50,000	$8,803	$7,562
Note Three	March 2, 2019	$100,000	$13,249	$10,767
Note Four	March 5, 2019	$50,000	$6,625	$5,466
Note Five	March 8, 2019	$50,000	$6,707	$5,384
Note Six	March 15, 2019	$50,000	$6,567	$5,326
Note Seven	March 20, 2019	$50,000	$6,534	$5,293
Note Eight	November 7, 2019	$100,000	$9,205	$6,723
Note Nine	November 7, 2019	$100,000	$8,942	$6,460
Note Ten	February 17, 2020	$1,000,000	$75,806	$50,984
Note Eleven	April 3, 2020	$40,000	$2,780	$1,790
Note Twelve	May 8, 2020	$50,000	$3,192	$1,951
Note Thirteen	May 8, 2020	$50,000	$3,192	$1,951
Note Fourteen	May 15, 2020	$50,000	$3,135	$1,893

The unamortized amounts of debt issuance costs and debt discounts deducted from the principal amounts of the convertible promissory notes to calculate convertible promissory notes, net at the IPO and December 31, 2020, were:

	July 13, 2021	December 31, 2020
Principal amount of convertible promissory notes	$2,240,000	$2,240,000
Less unamortized debt issuance costs	(6,002)	(8,002)
Less unamortized debt discounts	(107,851)	(145,323)
Convertible promissory notes, net	$2,126,147	$2,086,675

Settlement of the Notes required that, at the closing of a Qualified Financing (as defined), the Company provide the holder with a variable number of shares with an aggregate fair value determined by reference to the debt principal and accrued but unpaid interest. In this scenario, the value that the holder receives at settlement does not vary with the value of the Company’s common stock, so the settlement provision was not a typical conversion option. Rather, the share settlement feature was considered a contingent redemption provision (i.e., a contingent embedded put). The Company evaluated the embedded put features in accordance with ASC 815-15-25. The embedded puts are not clearly and closely related to the debt host instrument and therefore were separately measured at fair value with subsequent changes in fair value recognized in the statements of operations.

Management used a scenario-based analysis to estimate the fair value of the embedded put features upon issuance of the Notes. The original values of the embedded put features were recorded as a debt discount to the Notes which discount was amortized over the life of the Notes as non-cash interest expense during the reporting periods.

The IPO constituted a Qualified Financing. At the IPO and at December 31, 2020, the fair value of the derivative liability was $2,618,000 and $1,751,000, respectively. Between December 31, 2020, and the IPO, the Company recorded an increase in fair value of the derivative liability of $867,000.

Between December 31, 2020, and the IPO, the Company amortized debt issuance costs of $10,538 to interest expense.